                              OPPENHEIMER CHAMPION INCOME FUND
                        Supplement dated December 15, 2008 to the
                            Prospectus dated January 28, 2008

This supplement  amends the Prospectus of Oppenheimer  Champion Income Fund
(the "Fund") dated January 28, 2008 and is in addition to the supplements  dated
February 5, 2008, April 28, 2008, July 1, 2008, and October 14, 2008.

The section  "How the Fund is Managed - The Manager - Portfolio  Managers,"
beginning  on page  18,  is  deleted  in its  entirety  and  replaced  with  the following:

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals  including  Thomas  Swaney,  Benjamin J. Gord,  Geoffrey Caan, and
Antulio N. Bomfim who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Swaney has been a portfolio manager of the Fund since November 2006 and a Vice President of the Manager since April 2006. He is also a portfolio manager of other  portfolios in the  OppenheimerFunds  complex.  Mr. Swaney was a senior analyst  of the  Manager's  High Grade  Investment  Team from June 2002 to March
2006.  Prior to joining the Manager in June 2002,  Mr. Swaney was a senior fixed income analyst at Miller,  Anderson & Sherrerd, a division of Morgan Stanley
Investment Management, from May 1998 through May 2002.

     Mr. Gord has been a portfolio  manager of the Fund since  November 2006. He has been a Vice  President of the Manager and of  HarbourView  Asset  Management
Corporation  since April 2002 and of OFI Institutional  Asset  Management,  Inc.
since June 2002.  He is also a  portfolio  manager  of other  portfolios  in the
OppenheimerFunds  complex. Mr. Gord was an Executive Director and a senior fixed income analyst at Miller,  Anderson & Sherrerd from April 1992 through March
2002.

     Mr. Caan has been a portfolio manager of the Fund since November 2006 and a
Vice President of the Manager since August 2003. He is also a portfolio  manager of  other  portfolios  in the  OppenheimerFunds  complex.  Mr.  Caan  was a Vice
President of ABN AMRO N.A.,  Inc. from June 2002 through August 2003, and a Vice
President of Zurich Scudder Investments from January 1999 through June 2002.

     Mr. Bomfim has been a portfolio manager of the Fund since November 2006 and a Vice  President  of the Manager  since  October  2003.  He is also a portfolio manager of other portfolios in the  OppenheimerFunds  complex.  Mr. Bomfim was a
Senior  Economist for the Board of Governors at the Federal  Reserve System from
June 1992 to October 2003.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

December 15, 2008                                                   PS0190.031